Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000
Total Fee Amount	13,050
Total Offset Amount	0
Net Fee	$ 13,050
Offset Table N/A	N/A